UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	7/31/12

Item 1: Schedule of Investments

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Portfolio of Investments (unaudited)

July 31, 2012

No. of
Shares		Description	Value
EQUITY SECURITIES-98.9%
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES-96.9%
ARGENTINA-2.2%
ENERGY EQUIPMENT & SERVICES-2.2%
102,000		Tenaris S.A., ADR (cost $4,189,347)	$3,904,560

ASIA-0.1%
VENTURE CAPITAL-0.1%
3,622,118	(a)	TVG Asian Communications Fund II, L.P.(b)(c)(d)(e)(f) (cost $711,954)	84,145

BRAZIL-5.8%
OIL, GAS & CONSUMABLE FUELS-2.4%
180,000		Ultrapar Participacoes S.A.	4,242,632

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.2%
156,000		Multiplan Empreendimentos Imobiliarios S.A.	3,944,915

TRANSPORTATION INFRASTRUCTURE-1.2%
149,000		Wilson Sons Limited, BDR	2,239,508
		Total Brazil (cost $8,604,701)	10,427,055

CHILE-2.6%
ELECTRIC UTILITIES-1.0%
5,600,000		Enersis S.A.	1,861,833

WIRELESS TELECOMMUNICATION SERVICES-1.6%
143,132		Empresa Nacional de Telecomunicaciones S.A.	2,814,578
		Total Chile (cost $4,426,910)	4,676,411

CHINA-8.9%
WIRELESS TELECOMMUNICATION SERVICES-8.9%
1,385,172		China Mobile Limited(d) (cost $12,238,646)	16,181,384

HONG KONG-5.7%
CHEMICALS-0.6%
1,168,500		Yingde Gases(d)	998,878

MARINE-0.9%
3,788,000		Pacific Basin Shipping Limited(d)	1,660,809

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.2%
586,000		Hang Lung Group Limited(d)	3,891,856
261,500		Swire Pacific Limited(d)	3,127,479
183,050		Swire Properties Limited(d)	544,571
			7,563,906
		Total Hong Kong (cost $11,559,551)	10,223,593

INDIA-7.1%
CONSTRUCTION MATERIALS-2.4%
145,000		Ultratech Cement Limited(d)	4,269,088

IT SERVICES-1.3%
61,137		Infosys Technologies Limited(d)	2,428,818

WIRELESS TELECOMMUNICATION SERVICES-3.4%
1,135,920		Bharti Airtel Limited(d)	6,112,759
		Total India (cost $16,450,039)	12,810,665

No. of
Shares		Description	Value
EQUITY SECURITIES (continued)
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES (continued)
INDONESIA-3.9%
DIVERSIFIED TELECOMMUNICATION SERVICES-3.9%
7,334,954		PT Telekomunikasi Indonesia Tbk(d) (cost $5,143,018)	$7,074,146

KENYA-2.6%
WIRELESS TELECOMMUNICATION SERVICES-2.6%
106,089,400		Safaricom Limited (cost $5,804,768)	4,779,368

LATIN AMERICA—0.04%
VENTURE CAPITAL—0.04%
2,286,227	(a)	JP Morgan Latin America Capital Partners, L.P.(b)(c)(d)(e)(f) (cost $642,363)	72,636

MALAYSIA-8.2%
CONSTRUCTION MATERIALS-1.1%
772,000		Lafarge Malayan Cement Bhd(d)	1,967,644

WIRELESS TELECOMMUNICATION SERVICES-7.1%
1,000,000		Axiata Group Bhd(d)	1,869,289
7,831,900		Digi.Com Bhd(d)	11,084,890
			12,954,179
		Total Malaysia (cost $8,473,545)	14,921,823

MEXICO-10.4%
TRANSPORTATION INFRASTRUCTURE-1.1%
114,000		Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	1,915,200

WIRELESS TELECOMMUNICATION SERVICES-9.3%
633,996		América Móvil S.A.B. de C.V., Series L, ADR	16,921,353
		Total Mexico (cost $7,701,870)	18,836,553

MOROCCO-2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES-2.3%
348,000		Maroc Telecom (cost $6,244,252)	4,199,846

PHILIPPINES-1.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.7%
6,000,000		Ayala Land, Inc.(d) (cost $2,192,429)	3,128,110

RUSSIA-4.2%
WIRELESS TELECOMMUNICATION SERVICES-4.2%
575,000		Mobile Telesystems OJSC	4,385,735
376,759		VimpelCom Limited, ADR	3,161,008
			7,546,743
		Total Russia (cost $6,762,342)	7,546,743

SOUTH AFRICA-7.9%
WIRELESS TELECOMMUNICATION SERVICES-7.9%
793,791		MTN Group Limited(d) (cost $11,862,066)	14,270,774

SOUTH KOREA-3.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.9%
10,000		Samsung Electronics Co., Limited(d) (cost $5,128,355)	7,100,227

TAIWAN-8.4%
WIRELESS TELECOMMUNICATION SERVICES-8.4%
4,609,206		Taiwan Mobile Co., Limited(d) (cost $7,915,360)	15,176,095

No. of
Shares		Description	Value
EQUITY SECURITIES (continued)
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES (continued)
THAILAND-8.0%
CONSTRUCTION MATERIALS-1.3%
215,000		Siam Cement PCL(d)	$2,375,784

WIRELESS TELECOMMUNICATION SERVICES-6.7%
1,915,965		Advanced Info Service Public Co., Limited	12,115,325
		Total Thailand (cost $7,461,365)	14,491,109

TURKEY-2.3%
CONSTRUCTION MATERIALS-0.8%
346,000		Cimsa Cimento Sanayi VE Tica(d)	1,544,230

INDUSTRIAL CONGLOMERATES-1.5%
932,196		Enka Insaat ve Sanayi AS(d)	2,692,115
		Total Turkey (cost $3,741,167)	4,236,345

GLOBAL-0.7%
VENTURE CAPITAL-0.7%
7,248,829	(a)	Emerging Markets Ventures I, L.P.(b)(c)(d)(e)(f)	488,571
2,400,000	(a)	Telesoft Partners II QP, L.P.(b)(c)(d)(e)	788,904
		Total Global (cost $4,005,168)	1,277,475
		Total Emerging Countries (cost $141,259,216)	175,419,063

EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN DEVELOPED COUNTRIES-2.0%
ISRAEL-1.9%
SOFTWARE-0.7%
27,000		Check Point Software Technologies Limited(c)	1,311,390

VENTURE CAPITAL-1.2%
1,674,587	(a)	BPA Israel Ventures, LLC(b)(c)(d)(e)(f)	467,600
2,000,000	(a)	Concord Fund I Liquidating Main Trust(b)(c)(d)(e)	90,444
4,000,000	(a)	Concord Ventures Fund II, L.P.(b)(c)(d)(e)	138,504
2,750,000	(a)	Giza GE Venture Fund III, L.P.(b)(c)(d)(e)	484,550
742,434	(a)	Neurone Ventures II, L.P.(b)(c)(d)(e)(f)	149,144
2,001,470	(a)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(b)(c)(d)(e)	541,878
1,375,001	(a)	Walden-Israel Ventures III, L.P.(b)(c)(d)(e)	355,657
			2,227,777
		Total Israel (cost $10,430,593)	3,539,167

UNITED STATES-0.1%
VENTURE CAPITAL-0.1%
1,952,000	(a)	Technology Crossover Ventures IV, L.P.(b)(c)(d)(e)(f) (cost $419,404)	105,955
		Total Developed Countries (cost $10,849,997)	3,645,122
		Total Equity Securities-98.9% (cost $152,109,213)	179,064,185

Principal
Amount
(000’s)
SHORT-TERM INVESTMENT-2.5%
GRAND CAYMAN-2.5%
$4,468	Bank of New York, overnight deposit, 0.03%, 08/01/12 (cost $4,468,000)	4,468,000
	Total Investments-101.4% (cost $156,577,213)	183,532,185
	Liabilities in Excess of Cash and Other Assets-(1.4)%	(2,416,499)
	Net Assets-100.0%	$181,115,686

(a)	Represents contributed capital.
(b)	Restricted security, not readily marketable.
(c)	Non-income producing security.
(d)

Security was fair valued as of July 31, 2012. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(e)	Illiquid Security.
(f)	As of July 31, 2012, the aggregate amount of open commitments for the Fund is $2,389,135.

ADR American Depositary Receipts.

BDR Brazilian Depositary Receipts.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2012

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are typically obtained from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company. Securities using this pricing methodology are categorized as Level 1 investments for purposes of ASU 820.

Securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. The Fund receives a factor for each security from a third party pricing provider. If the pricing service is unable to provide a valuation factor for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee, if deemed necessary. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. These factors are based on inputs such as, Depositary receipts, S&P 500 Index/S&P 500 Futures, Nikkei 225 Futures, sector indices/ETFs, exchange rates, and historical opening and closing prices of each security. Securities using this valuation factor are categorized as Level 2 investments.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment manager or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund also invests in venture capital private placement securities, which are deemed to be restricted securities. These securities are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

For the period ended July 31, 2012, there have been no changes to the valuation procedures approved by the Board.

The Fund utilizes a three-tier fair value hierarchy to establish a classification of fair value measurements for disclosure purposes. The Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the underlying or investee companies such as publicly traded prices, financial statements, capital statements).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value. Refer to the Schedule of Investments for a detailed breakout of the security types:

				Balance as of
Investments, at value	Level 1	Level 2	Level 3	07/31/2012
Chemicals	$—	$998,878	$—	$998,878
Construction Materials	—	10,156,746	—	10,156,746
Diversified Telecommunication Services	4,199,846	7,074,146	—	11,273,992
Electric Utilities	1,861,833	—	—	1,861,833
Energy Equipment & Services	3,904,560	—	—	3,904,560
Industrial Conglomerates	—	2,692,115	—	2,692,115
IT Services	—	2,428,818	—	2,428,818
Marine	—	1,660,809	—	1,660,809
Oil, Gas & Consumable Fuels	4,242,632	—	—	4,242,632
Real Estate Management & Development	3,944,915	10,692,016	—	14,636,931
Semiconductors & Semiconductor Equipment	—	7,100,227	—	7,100,227
Software	1,311,390	—	—	1,311,390
Transportation Infrastructure	4,154,708	—	—	4,154,708
Venture Capital	—	—	3,767,988	3,767,988
Wireless Telecommunication Services	44,177,367	64,695,191	—	108,872,558
Short-Term Investments	—	4,468,000	—	4,468,000
Total	$67,797,251	$111,966,946	$3,767,988	$183,532,185

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are fair valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. For some securities, the pricing service is unable to provide a valuation factor. The utilization of these procedures results in transfers between Level 1 and Level 2. During the period ended July 31, 2012, securities issued by Maroc Telecom and Safaricom Limited in the amounts of $4,199,846 and $4,779,368, respectively, transferred from Level 2 to Level 1 because there was not a fair value factor available. For the period ended July 31, 2012, there have been no significant changes to the fair valuation methodologies.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

				Change in
	Balance	Accrued		unrealized			Transfers	Transfers	Balance as
Investments, at	as of	discounts/	Realized	appreciation/			into	out of	of
value	10/31/2011	premiums	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	07/31/2012
Venture Capital	$4,337,409	$—	$—	$(33,542)	$68,156	$(604,035)	$—	$—	$3,767,988
Total	$4,337,409	$—	$—	$(33,542)	$68,156	$(604,035)	$—	$—	$3,767,988

Change in unrealized appreciation/depreciation relating to Level 3 investments still held at July 31, 2012 is $(33,542).

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

				Percent of
			Fair Value	Net	Distributions	Open
Security	Acquisition Date(s)	Cost	At 07/31/12	Assets	Received	Commitments
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	$1,160,483	$467,600	0.26	$97,293	$625,413
Concord Fund I Liquidating Main Trust	12/08/97 - 09/29/00	1,258,080	90,444	0.05	1,323,268	—
Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,370,237	138,504	0.08	931,294	—
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,719,587	488,571	0.27	7,307,818	851,171
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,812,299	484,550	0.27	724,175	—
JP Morgan Latin America Capital Partners, L.P.	04/10/00 - 03/20/08	642,363	72,636	0.04	2,396,384	467,919
Neurone Ventures II, L.P.	11/24/00 - 12/21/10	205,067	149,144	0.08	401,833	18,750
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,588,456	541,878	0.30	460,338	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	419,404	105,955	0.06	2,899,903	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	788,904	0.43	1,109,561	—
TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	711,954	84,145	0.05	3,689,401	377,882
Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	845,948	355,657	0.19	1,141,882	—
Total		$15,019,459	$3,767,988	2.08	$22,483,150	$2,389,135

The Fund may incur certain costs in connection with the disposition of the above securities.

	Fair Value
	at 07/31/12	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
		Partner Capital Value/Net
Venture Capital	$3,767,988	Asset Value	Expenses	0.0% - (9.8)% (2.7%)
			Capital Calls & Distributions	48.1% - (73.5)% (-1.2%)

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, expenses incurred from the partnership, interim financial statements, capital call, distributions and publicly traded securities. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)           market value of investment securities, other assets and liabilities at the rate of exchange at Valuation Time; and

(II)      purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Tax Cost:

At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $156,577,213, $51,383,320, $(24,428,348) and $26,954,972, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: September 26, 2012

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: September 26, 2012